Borrowings (Details)																					12 Months Ended
	Nov. 08, 2018 CNY (¥)	Nov. 05, 2018 CNY (¥)	Oct. 26, 2018 CNY (¥)	Oct. 11, 2018 CNY (¥)	Oct. 10, 2018 CNY (¥)	Sep. 28, 2018 CNY (¥) loan	Jul. 19, 2018 CNY (¥)	Jun. 28, 2018 CNY (¥)	Jun. 23, 2018 CNY (¥)	Jun. 15, 2018 CNY (¥)	May 09, 2018 CNY (¥)	May 06, 2018 CNY (¥)	Apr. 21, 2018 CNY (¥)	Apr. 12, 2018 CNY (¥)	Mar. 16, 2018 CNY (¥)	Feb. 21, 2018 CNY (¥)	Feb. 10, 2018 CNY (¥)	Jan. 11, 2018 CNY (¥)	Jan. 04, 2018 CNY (¥)	Nov. 13, 2017 CNY (¥)	Dec. 31, 2017 USD ($) company loan	Dec. 31, 2017 CNY (¥) loan	Dec. 31, 2016 CNY (¥) person loan item	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥) company
Borrowings
Short-term borrowings																					$ 106,924,644		¥ 905,170,000		¥ 698,667,011
Interest rate (as a percent)																					6.50%		6.50%		6.50%
Bank debt repaid																					$ 166,412,109	¥ 1,087,370,000	¥ 893,900,000	¥ 965,000,000
Interest expenses related to borrowings																					6,840,470	¥ 44,696,999	46,203,786
Industrial & Commercial Bank of China | A Note payable to bank due October 11, 2017
Borrowings
Short-term borrowings																							¥ 12,000,000
Percentage applied to reference rate for calculation of fixed rate																							5.39%
Agricultural Bank of China
Borrowings
Short-term borrowings																					$ 48,973,095				¥ 320,000,000
Number of loans granted by lender | loan																							12
Number of loans repaid or repayable | loan						2
Interest rate (as a percent)																					4.35%				4.35%
Bank debt repaid		¥ 50,000,000	¥ 30,000,000	¥ 20,000,000	¥ 30,000,000	¥ 60,000,000	¥ 20,000,000	¥ 10,000,000		¥ 20,000,000							¥ 40,000,000	¥ 40,000,000
Agricultural Bank of China | Notes payable to bank due December 31, 2017
Borrowings
Short-term borrowings																							¥ 353,200,000
Agricultural Bank of China | Notes payable to bank due December 31, 2017 | Minimum
Borrowings
Percentage applied to reference rate for calculation of variable rate																							4.35%
Agricultural Bank of China | Notes payable to bank due December 31, 2017 | Maximum
Borrowings
Percentage applied to reference rate for calculation of variable rate																							4.57%
Construction Bank of China
Borrowings
Short-term borrowings																					$ 30,577,576		¥ 250,000,000		¥ 199,800,000
Number of loans granted by lender | loan																					10	10
Interest rate (as a percent)																					5.22%				5.22%
Bank debt repaid	¥ 19,800,000								¥ 20,000,000		¥ 20,000,000	¥ 20,000,000	¥ 25,000,000	¥ 20,000,000	¥ 20,000,000	¥ 25,000,000			¥ 30,000,000	¥ 30,000,000
Construction Bank of China | Notes payable to bank due December 31, 2017
Borrowings
Amount pledged as collateral for bank loans																							¥ 183,987,360
Number of family members of CEO who guaranteed debt instrument | item																							3
Construction Bank of China | Notes payable to bank due December 31, 2017 | Minimum
Borrowings
Interest rate (as a percent)																							4.785%
Construction Bank of China | Notes payable to bank due December 31, 2017 | Maximum
Borrowings
Interest rate (as a percent)																							5.22%
Agricultural Development Bank of China
Borrowings
Short-term borrowings																							¥ 50,000,000
Agricultural Development Bank of China | A Note payable to bank due September 29, 2017
Borrowings
Interest rate (as a percent)																							4.35%
Bank debt repaid																						¥ 15,000,000
China CITIC Bank
Borrowings
Short-term borrowings																					$ 19,874,967		¥ 139,970,000		¥ 129,867,011
Amount of loans granted during the year																						¥ 129,867,011
Interest rate (as a percent)																					5.655%				5.655%
Number of third-party companies | company																					2				2
China CITIC Bank | Five Notes Payable To Bank, with amount of RMB 139,970,000
Borrowings
Number of loans granted by lender | loan																							5
Interest rate (as a percent)																							5.655%
Longjiang Bank
Borrowings
Short-term borrowings																							¥ 51,000,000
Interest rate (as a percent)																							5.655%
Amount pledged as collateral for bank loans																									¥ 92,953,353
Daqing Rural Commercial Bank
Borrowings
Short-term borrowings																					$ 7,499,006		¥ 49,000,000		¥ 49,000,000
Interest rate (as a percent)																					3.50%		3.50%		3.50%
Number of third-party companies | company																					3				3
Number of natural persons | person																							2